Partners’ Capital (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Partner’s capital - Partnership Units (Table)

As of June 30, 2021 and December 31, 2020 the Partnership’s partners’ capital was comprised of the following units:

	As of June 30, 2021	As of December 31, 2020
Common units	18,291,886	18,623,100
General partner units	348,570	348,570
Treasury common units	331,214	—
Total partnership units	18,971,670	18,971,670

Partners’ capital - Distributions to Unitholders (Table)

During the six-month periods ended June 30, 2021 and 2020, the Partnership declared and paid the following distributions to its common unit holders:

	April 26, 2021	January 21, 2021	April 27, 2020	January 21, 2020
Common unit-holders
Distributions per common unit declared	$0.10	$0.10	$0.35	$0.35
Common units entitled to distribution	18,454,886	18,623,100	18,623,100	18,623,100
General partner and IDR distributions	$35	$35	$122	$122